Management of Financial Risk (Tables)	12 Months Ended
Dec. 31, 2025
Management of Financial Risk [Abstract]
Schedule of lease liability payments [Table Text Block]
	Payments due by Period
			(CAD$000)
		Less than		3-5	After
	Total	1 year	1-3 years	years	5 years

Basic office lease	$148	$88	$60	$-	$-

Total,December 31, 2025	$148	$88	$60	$-	$-

Basic office lease	$235	$87	$148	$-	$-

Total,December 31, 2024	$235	$87	$148	$-	$-

Schedule of foreign currency risk [Table Text Block]
	December 31,
	2025	2024

Cash	$797	$589
Marketable securities	16	218
Receivables and prepaids	173	247
Accounts payable and accrued liabilities	(1,129)	(828)
Lease liability	(102)	(150)
Deferred compensation liability	(856)	(422)

Net financial assets (liabilities)	$(1,101)	$(346)